Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Voyage revenues (Note 18)	$ 821,365	$ 651,561	$ 331,976
Expenses
Voyage expenses (Note 3 and 19)	222,962	121,596	64,682
Charter-in hire expenses (Note 3)	126,813	92,896	5,325
Vessel operating expenses (Note 19)	160,062	128,872	101,428
Dry docking expenses	57,444	8,970	4,262
Depreciation	124,280	102,852	82,623
Management fees (Note 3 and 12)	17,500	11,321	7,543
General and administrative expenses (Note 3)	34,819	33,972	30,955
Impairment loss (Note 5 and 20)	3,411	17,784	0
Other operational loss	110	191	989
Other operational gain (Note 11)	(2,423)	0	(2,918)
Provision for doubtful debts	1,607	722	0
(Gain)/Loss on forward freight agreements and bunker swaps (Note 20)	(4,411)	447	841
(Gain)/Loss on sale of vessels ( Note 5)	5,493	0	(2,598)
Total Operating Expenses	747,667	519,623	293,132
Operating income / (loss)	73,698	131,938	38,844
Other Income/ (Expenses):
Interest and finance costs (Note 9)	(87,617)	(73,715)	(50,458)
Interest and other income/(loss)	1,299	1,866	2,997
Gain / (Loss) on derivative financial instruments, net (Note 20)	0	707	246
Loss on debt extinguishment (Note 9)	(3,526)	(2,383)	(1,257)
Total other expenses, net	(89,844)	(73,525)	(48,472)
Income / (loss) before taxes and equity in income of investee	(16,146)	58,413	(9,628)
Income taxes (Note 16)	(109)	(61)	(236)
Income/(Loss) before equity in income of investee	(16,255)	58,352	(9,864)
Equity in income of investee	54	45	93
Net income/(loss)	$ (16,201)	$ 58,397	$ (9,771)
Earnings / (Loss) per share, basic	$ (0.17)	$ 0.76	$ (0.16)
Earnings / (Loss) per share, diluted	$ (0.17)	$ 0.76	$ (0.16)
Weighted average number of shares outstanding, basic (Note 14)	93,735,549	77,061,227	63,034,394
Weighted average number of shares outstanding, diluted (Note 14)	93,735,549	77,326,111	63,034,394